Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Service Provided by or to Related Parties
Details of related party transactions for the years ended December 31, 2020, 2021 and 2022 are as follows:
Service provided by related parties:

	For the year ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Technology service fee to Xiaoke	—	11,609	7,259
PPC advertisement service fee to Xiaoke	—	412	—
Channel cost to Huibao Huipei	—	140	2,054

Total	—	12,161	9,313

Service provided to related parties:

	For the year ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Consulting service fee to Huibao Huipei	—	—	970

Total	—	—	970

Schedule of Related Party Transactions
Details of related party balances as of December 31, 2021 and 2022 are as follows:
Amounts due from related parties:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Shareholders	128	149
Huibao Huipei	—	340

	128	489

Amounts due to related parties:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Xiaoke	11,753	495
Others	122	—

	11,875	495